EARNINGS PER SHARE (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	May 10, 2014 EUR (€)	Apr. 11, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)
Earning Per Share [Line Items]
Net income / (loss) attributable to NBG shareholders			$ (2,765)	€ (2,477)	€ 37	€ (2,537)
Net income / (loss) attributable to ordinary shareholders				(2,477)	37	(2,537)
Weighted average ordinary shares outstanding for basic earnings per share			3,123,422,064	3,123,422,064	1,386,902,697	189,872,264
Weighted average ordinary shares outstanding for dilutive earnings per share			3,123,422,064	3,123,422,064	1,386,902,697	189,872,264
Basic earnings / (losses) per share			$ (0.88)	€ (0.79)	€ 0.03	€ (13.36)
Diluted earnings / (losses) per share			$ (0.88)	€ (0.79)	€ 0.03	€ (13.36)
Earning Per Share Textual Details [Abstract]
Adjustment factor to reflect the additional shares relating to the effect of the bonus element in the share capital increase in 2013			1.9863	1.9863
Amount of share capital increase	€ 2,500	€ 2,500
Issuance of common stock - Number of shares	1,136,363,637
Par value of ordinary shares distributed	€ 0.30			€ 0.3	€ 0.3
Subscription price per share	€ 2.20